Warrants - Level 3 fair value measurements (Details) - $ / shares		12 Months Ended
	Sep. 09, 2021	Dec. 31, 2021
Volatility		89.40%
Term		3 years 7 months
Risk-free rate		0.50%
Dividend yield		0.00%
Private Warrants | Fair Value Level 3 [Member]
Exercise price	$ 11.50	$ 11.50
Share price	$ 10.62	$ 2.08
Volatility	15.80%	64.60%
Term	5 years	4 years 8 months 12 days
Risk-free rate	0.80%	1.20%
Dividend yield	0.00%	0.00%